Financial risk management objectives and policies (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk
Schedule of liquidity risk

	Bank				Total			Total
	overdrafts			Trade	non-derivative		Cross-	derivative
	and other		Finance	and other	financial	Interest	currency	financial
	loans	Bonds	leases	payables	instruments	rate swaps	swaps	instruments	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Within one year	455	2,374	42	10,566	13,437	(54)	32	(22)	13,415
In one to two years	–	1,921	24	4,986	6,931	(19)	12	(7)	6,924
In two to three years	–	1,500	16	1,144	2,660	(15)	(216)	(231)	2,429
In three to four years	–	2,080	10	1,666	3,756	(15)	47	32	3,788
In four to five years	7	1,756	3	877	2,643	(15)	86	71	2,714
In more than five years	–	14,796	–	3,624	18,420	(30)	320	290	18,710
	462	24,427	95	22,863	47,847	(148)	281	133	47,980
Effect of interest	(4)	(8,111)	(2)	–	(8,117)	148	(351)	(203)	(8,320)
Effect of discounting, fair values and issue costs	–	(59)	–	(2,889)	(2,948)	(82)	(93)	(175)	(3,123)
31 December 2016	458	16,257	93	19,974	36,782	(82)	(163)	(245)	36,537

	Bank				Total				Total
	overdrafts			Trade	non-derivative		Cross-		derivative
	and other		Finance	and other	financial	Interest	currency		financial
	loans	Bonds	leases	payables	instruments	rate swaps	swaps	[1]	instruments	[1]	Total
	$m	$m	$m	$m	$m	$m	$m		$m		$m
Within one year	859	1,985	5	11,840	14,689	(10)	32		22		14,711
In one to two years	–	1,564	–	1,976	3,540	(12)	(190)		(202)		3,338
In two to three years	–	2,144	–	1,586	3,730	(12)	53		41		3,771
In three to four years	16	2,000	–	3,240	5,256	(12)	(11)		(23)		5,233
In four to five years	–	1,736	–	1,112	2,848	(12)	37		25		2,873
In more than five years	–	15,575	–	2,808	18,383	(12)	31		19		18,402
	875	25,004	5	22,562	48,446	(70)	(48)		(118)		48,328
Effect of interest	(14)	(7,969)	–	–	(7,983)	70	(504)		(434)		(8,417)
Effect of discounting, fair values and issue costs	–	(94)	–	(3,081)	(3,175)	(50)	93		43		(3,132)
31 December 2017	861	16,941	5	19,481	37,288	(50)	(459)		(509)		36,779
[1]

The 2017 disclosures have been revised with the within one year outflow reducing to $32m from $420m, the in one to two years inflow increasing to $190m from $100m, the in two to three years outflow reducing to $53m from $295m, the in three to four years inflow reducing to $11m from $747m, the in four to five years outflow increasing to $37m from $34m and the in more than five years outflow increasing to $31m from $26m.

	Bank				Total			Total
	overdrafts			Trade	non-derivative		Cross-	derivative
	and other		Finance	and other	financial	Interest	currency	financial
	loans	Bonds	leases	payables	instruments	rate swaps	swaps	instruments		Total
	$m	$m	$m	$m	$m	$m	$m	$m		$m
Within one year	774	1,629	–	13,029	15,432	(10)	(172)	(182)	[1]	15,250
In one to two years	7	2,210	–	1,688	3,905	(9)	57	48	[2]	3,953
In two to three years	14	2,002	–	833	2,849	(9)	33	24	[3]	2,873
In three to four years	–	1,813	–	3,340	5,153	(9)	37	28	[4]	5,181
In four to five years	–	2,069	–	776	2,845	(9)	37	28	[5]	2,873
In more than five years	–	17,405	–	2,084	19,489	–	69	69	[6]	19,558
	795	27,128	–	21,750	49,673	(46)	61	15		49,688
Effect of interest	(2)	(8,669)	–	–	(8,671)	46	(304)	(258)		(8,929)
Effect of discounting, fair values and issue costs	(17)	(122)	–	(2,139)	(2,278)	(40)	(83)	(123)		(2,401)
31 December 2018	776	18,337	–	19,611	38,724	(40)	(326)	(366)		38,358
1.

Total derivative financial instruments within one year excludes Other current derivatives of $(18)m (2017: $5m; 2016: $10m). Total derivative financial instruments within one year and Other current derivatives reflect receivables of $10.207bn (2017: $6.738bn) and payables of $10.007bn (2017: $6.765bn).

2.	Total derivative financial instruments in one to two years reflects receivables of $35m (2017: $803m) and payables of $83m (2017: $601m).
3.	Total derivative financial instruments in two to three years reflects receivables of $950m (2017: $39m) and payables of $974m (2017: $80m).
4.	Total derivative financial instruments in three to four years reflects receivables of $30m (2017: $994m) and payables of $58m (2017: $971m).
5.	Total derivative financial instruments in four to five years reflects receivables of $30m (2017: $34m) and payables of $58m (2017: $59m).
6.	Total derivative financial instruments in more than five years reflects receivables of $2.084bn (2017: $2.198bn) and payables of $2.153bn (2017: $2.217bn).

Schedule of market risk

	2018			2017			2016
	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total	Fixed rate	Floating rate	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial liabilities
Interest-bearing loans and borrowings
Current	999	755	1,754	404	1,843	2,247	1,086	1,221	2,307
Non-current	16,038	1,321	17,359	14,608	952	15,560	13,154	1,347	14,501
Total	17,037	2,076	19,113	15,012	2,795	17,807	14,240	2,568	16,808
Financial assets
Fixed deposits	40	–	40	–	80	80	–	37	37
Cash and cash equivalents	–	4,831	4,831	–	3,324	3,324	–	5,018	5,018
Total	40	4,831	4,871	–	3,404	3,404	–	5,055	5,055

Schedule of foreign currency risk

.

	Interest rates		Exchange rates
31 December 2016	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,249	(1,390)	180	(180)
Impact on profit: (loss)/gain ($m)	–	–	(24)	24
Impact on equity: gain/(loss) ($m)	–	–	204	(204)

	Interest rates		Exchange rates
31 December 2017	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,329	(1,293)	198	(198)
Impact on profit: (loss)/gain ($m)	–	–	(123)	123
Impact on equity: gain/(loss) ($m)	–	–	321	(321)

	Interest rates		Exchange rates
31 December 2018	+1%	−1%	+10%	−10%
Increase/(decrease) in fair value of financial instruments ($m)	1,130	(1,267)	(146)	161
Impact on profit: (loss)/gain ($m)	–	–	(299)	348
Impact on equity: gain/(loss) ($m)	–	–	153	(187)

Credit risk assets
Financial risk
Schedule of credit risk

Current assets

	2018	2017	2016
	$m	$m	$m
Cash at bank and in hand	893	784	782
Money market liquidity fund	3,435	1,150	3,440
Collateralised repurchase agreement	400	1,150	950
Bank collateral[1]	–	–	(242)
Other short-term cash equivalents	103	240	88
Total Cash and cash equivalents (Note 16)	4,831	3,324	5,018
Fixed income securities at fair value through profit and loss (Note 11)	809	–	–
Fixed income securities available for sale (Note 11)	–	1,150	847
Fixed deposits (Note 11)	40	80	37
Total derivative financial instruments (Note 12)	258	28	27
Current assets subject to credit risk	5,938	4,582	5,929
1.	In 2017 the Group changed its accounting policy such that collateral receipts were included in interest bearing loans and borrowings.

Non-current assets

	2018	2017	2016
	$m	$m	$m
Equity securities at fair value through other comprehensive income (Note 11)	833	–	–
Equity securities available for sale (Note 11)	–	933	727
Derivative financial instruments (Note 12)	157	504	343
Non-current assets subject to credit risk	990	1,437	1,070

Trade receivables
Financial risk
Schedule of credit risk

		0-90 days	90-180 days	Over 180 days
31 December 2018	Current	past due	past due	past due	Total
Expected loss rate	0.05%	0.75%	10%	47%
Gross carrying amount	2,854	82	27	70	3,033
Loss allowance	1	1	3	33	38

		0-90 days	90-180 days	Over 180 days
1 January 2018	Current	past due	past due	past due	Total
Expected loss rate	0.05%	0.75%	5%	33%
Gross carrying amount	2,490	262	31	35	2,818
Loss allowance	1	2	1	12	16

Trade receivables are written off where there is no reasonable expectation of recovery.

Impairment losses on trade receivables are presented as net impairment losses within operating profit, any subsequent recoveries are credited against the same line.

In the US, sales to three wholesalers accounted for approximately 88% of US sales (2017: three wholesalers accounted for approximately 60%; 2016: three wholesalers accounted for approximately 83%).

The ageing of trade receivables at the reporting date was:

	2018	2017	2016
	$m	$m	$m
Not past due	2,853	2,488	2,559
Past due 0–90 days	81	260	14
Past due 90–180 days	24	31	–
Past due > 180 days	37	23	10
	2,995	2,802	2,583

	2018	2017	2016
	$m	$m	$m
Movements in provisions for trade receivables
At 1 January	16	42	52
Income statement	22	(26)	–
Amounts utilised, exchange and other movements	–	–	(10)
At 31 December	38	16	42